Stockholders' Equity	12 Months Ended
Dec. 31, 2015
Stockholders' Equity [Abstract]
Stockholders' Equity

9. Stockholders' equity (deficit):

Common stock options:

At December 31, 2015, the Company has two stock-based employee compensation plans, the 2009 Stock Compensation Plan, and the 2011 Stock Compensation Plan. The Company may also grant options to employees, directors and consultants outside of the 2009 and 2011 plans under individual plans.

Information with respect to the Stock Compensation Plans at December 31, 2015 is as follows:

	2009 Stock Compensation Plan	2011 Stock Compensation Plan
Shares authorized for issuance	7,000	150,000
Option vesting period	Quarterly over 3 years	Immediate/Quarterly over 3 years
Date adopted by shareholders	-	November 2011
Option term	7 Years	7 Years
Options outstanding	1	81
Options exercisable	1	56
Weighted average exercise price	$105	$45

Valuation and Expense Information:

The weighted-average fair value of stock-based compensation is based on the Black Scholes Merton valuation model.

Forfeitures are estimated and it is assumed no dividends will be declared. The estimated fair value of stock-based compensation awards to employees is amortized over the vesting period of the options. The fair value calculations are based on the following assumptions:

	Year Ended December 31, 2015	Year Ended December 31, 2011
Risk free interest rate	0.04% - 3.04%	0.04% - 3.73%
Expected life (years)	3.26 - 6.33	3.26 - 7.00
Expected volatility	120.74% - 198.90%	91.99% - 198.38%
Expected dividends	None	None
Estimated average forfeiture rate	7.9%	10%

The following table summarizes the allocation of stock-based compensation expense for the years ended December 31, 2015 and 2014. During 2015, the Company granted 31 options at a weighted average grant date fair value of $25 per share. There were no stock options exercised during the years ended December 31, 2015 and 2014.

	Year Ended December 31, 2015	Year Ended December 31, 2014
Research and development	$ 174	$ 77
Sales and marketing	132	72
General and administrative	226	134
Director options	43	15
Stock-based compensation expense included in operating expenses	$ 575	$ 298

As of December 31, 2015, there was $241 of total unrecognized compensation cost related to non-vested share-based compensation arrangements.The unrecognized compensation cost is expected to be recognized over a weighted average period of 2.5 years.

The cash flows from tax benefits for deductions in excess of the compensation costs recognized for share-based payment awards would be classified as financing cash flows.Due to the Company's loss position, there were no such tax benefits during the year ended December 31, 2015.

The summary activity for the Company's 2009 and 2011 Stock Compensation Plans is as follows:

	December 31, 2015				December 31, 2014
	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life
Outstanding at beginning of period	58	$50			56	$63
Granted	31	$25	$ 33.750		4	$25	-
Forfeited/ Cancelled	(7)	$50			(2)	$138
Outstanding at period end	82	$50	-	4.13	58	$50	-	4.18
Options vested and exercisable at period end	57	$50	$ 8,750	3.86	46	$63	-	3.86
Weighted average grant-date fair value of options granted during the period	$25				$50

The following table summarizes significant ranges of outstanding and exercisable options as of December 31, 2015:

Range of Exercise Prices	Options Outstanding			Options Exercisable
	Options Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
$25 - $625	82	4.13	$ 50	57	$ 50

A summary of the status of the Company's non-vested shares as of December 31, 2015 is as follows:

Non-vested Shares	Shares	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2014	12	$ 47
Granted	31	$ 24
Forfeited	(2)	$ 29
Vested	(16)	$ 49
Non-vested at December 31, 2015	25	$ 27

An employee or consultant desiring to exercise or convert his or her stock options must provide a signed notice of exercise to the Chief Financial Officer. Once the exercise is approved an issue order is sent to the Company's transfer agent and by certificate or through other means of conveyance, the shares are delivered to the employee or consultant, generally within three business days.

The Company expects to make additional option grants in future years. The options issued to employees and directors will be subject to the same provisions outlined above, which may have a material impact on the Company's financial statements.

As of December 31, 2015, 82 shares of common stock were reserved for issuance upon exercise of outstanding options.

Treasury Stock:

The Company received 5 shares of its Common Stock having a fair value under the cost method of $325 in January 2012, in settlement of a 16b suit brought by a shareholder against Phoenix Venture Fund, LLC ("Phoenix"). At December 31, 2015, the total value of treasury stock was $325. The Company has no plans to repurchase shares of Common Stock in the future.

Preferred Shares:

The Company has five series of Preferred Stock: Series A-1 Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series D-1 Preferred Stock and Series D-2 Preferred Stock. Generally, the Company's Preferred Stock votes together on an as converted basis with the holders of Common Stock. In addition, the Company's Preferred Stock enjoys certain protective provisions, a liquidation preference and anti-dilution protection that are similar to one another.

The Company has amended its Amended and Restated Certificate of Incorporation to increase the number of authorized shares of its Series D-1 and Series D-2 Preferred Stock. The Company solicited its stockholders and its stockholders approved an amendment of the Company's Amended and Restated Certificate of Incorporation to increase the number of authorized shares of Series D-1 Preferred Stock from 6,000 to 10,000, and of Series D-2 Preferred Stock from 9,000 to 10,000 (the "Charter Amendment"). The Charter Amendment allows the Company to have additional shares of stock available for possible future capital raising activities as approved by the Board of Directors.

The Company has amended and restated the Certificates of Designation for the Series A-1 Preferred Stock, Series B Preferred Stock and Series C Preferred Stock to, among other things, subordinate the Series A-1 Preferred Stock, Series B Preferred Stock and Series C Preferred Stock, in terms of dividend rights, liquidation preferences and other rights, to the Series D Preferred Stock.Holders of at least a majority of the shares of the Company's Series A-1 Preferred Stock, Series B Preferred Stock and Series C Preferred Stock have approved the amendment and restatement of the Certificate of Designation applicable to such holders.

Information with respect to the classes of Preferred Stock at December 31, 2015 is as follows:

Class of Preferred Stock	Annual Dividend	Annual Dividend Payable, in Cash or In Kind	Liquidation Preference	Conversion Price	Total Preferred Shares Outstanding	Common Shares to be issued if Fully Converted
Series A-1	8%	Quarterly in Arrears	$ 1.00	$ 0.0156	947	50
Series B	10%	Quarterly in Arrears	$ 1.50	$ 0.0104	13,523	1,044
Series C	10%	Quarterly in Arrears	$ 1.50	$ 0.0078	5,491	565
Series D-1	10%	Quarterly in Arrears	$ 1.00	$ 0.0058	8,077	1,116
Series D-2	10%	Quarterly in Arrears	$ 1.00	$ 0.0069	6,321	737
Total						3,512

Information with respect to dividends issued on the Company's Preferred stock for the years ended December 31, 2015 and 2014 is as follows:

	December 31,		December 31,
	2015	2014	2015	2014
	Dividends		Beneficial Conversion Feature Related to dividends
Series A-1	$ 72	$ 82	$ -	$ -
Series B	1,272	1,149	-	-
Series C	516	468	13	152
Series D-1	715	472	15	195
Series D-2	601	541	-	-
Total	$ 3,176	$ 2,712	$ 28	$ 347

Series A-1 Preferred Stock

The shares of Series A-1 Preferred Stock are convertible any time and are subordinate to the Series B, Series C and Series D Preferred Stock.

In November 2014, a total of 238 shares of Series A-1 Preferred Stock was converted and the Company issued 2 shares of Common Stock.

Series B Preferred Stock

The shares of Series B Preferred Stock are convertible at any time and are subordinate to the Series C and Series D Preferred Stock.

Series C Preferred Stock

The shares of Series C Preferred Stock are convertible into Common Stock at any time and are subordinate to the Series D Preferred Stock.

In January 2012, the Company received 6 shares of Common Stock from Phoenix in settlement of a 16b claim brought by a Company stockholder against Phoenix, certain affiliates and the Company, as a nominal defendant. The Common Stock was valued at $325. In settlement of an indemnification claim brought by Phoenix in March 2012, resulting from the settlement of the 16b claim in January 2012, the Company issued to Phoenix 278 shares of Series C Preferred Stock valued at $417. The Company booked a $417 accretion amount for the beneficial conversion feature on the 278 shares of Series C Preferred Stock.

Series D Preferred Stock

The material terms of the Series D-1 and Series D-2 Preferred Stock, other than the initial conversion price, are essentially the same. The shares of Series D Preferred Stock are convertible at any time and rank senior to the Company's outstanding shares of Series A-1, Series B and Series C Preferred Stock, and of Common Stock with respect to dividend rights and liquidation preferences.

On February 7, 2014, the Company sold for $733 in cash, net of a $47 administrative fee paid in cash to SG Phoenix and a nonrelated third party, 520 shares of Series D-1 preferred Stock and 260 shares of Series D-2 Preferred Stock. The investors received one hundred percent (100%) warrant coverage. These warrants are immediately exercisable at $35 per share and expire December 31, 2016. See the warrant table below for more detail. The warrants are exercisable in whole or in part into shares of the Company's Common Stock and contain a cashless exercise provision.

On March 6, 2014, the Company sold for $406 in cash, net of a $4 in administrative fee paid in cash to an unrelated third party, 273 Shares of Series D-1 Preferred Stock and 137 shares of Series D-2 Preferred Stock. The investors received one hundred percent (100%) warrant coverage. These warrants are immediately exercisable at $35 per share and expire December 31, 2016. See the warrant table below for more detail. The warrants are exercisable in whole or in part into shares of the Company's Common Stock and contain a cashless exercise provision.

On August 5, 2014, the Company sold for $1,070 in cash, net of $50 in administrative fees paid in cash to SG Phoenix, 1,120 Shares of Series D-1 Preferred Stock.

On March 24, 2015, the Company sold for $1,200 in cash, net of $33 in administrative fees paid in cash to SG Phoenix, 1,233 shares of Series D-1 Preferred Stock. Investors received warrants to purchase 22 shares of Common Stock, immediately exercisable at $29 per share. In October 2015 the investors received additional warrants to purchase 18 shares of Common Stock immediately exercisable at $16 per share, and the exercise price of the March 2015 warrants were reduced to $16 per share consistent with the terms of the July 2015 financing. The warrants expire March 23, 2018. The Company ascribed a value of $422 to the warrants using the Black-Scholes-Merton pricing model. The warrants are exercisable in whole or in part.

On July 23, 2015, the Company sold for $325 in cash, net of $4 in administrative fees paid in cash to SG Phoenix, 329 shares of Series D-1 Preferred Stock. The investors received warrants to purchase 11 shares of Common Stock, immediately exercisable at $16 per share. The warrants expire July 22, 2018. The Company ascribed a value of $91 to the warrants using the Black-Scholes-Merton pricing model. The warrants are exercisable in whole or in part.

Preferred Stock Voting and Other Rights

Generally, the Company's Preferred Stock votes together on an as converted basis with the holders of Common Stock. In addition, the Company's Preferred Stock enjoys certain protective provisions, a liquidation preference and anti-dilution protection that are similar to one another.

Warrants:

There were no Warrant exercises in 2015 and 2014:

Summary of warrants issued in 2015 and 2014:

	December 31,2015			December 31, 2014
	Related Party	Other	Total	Related Party	Other	Total
Warrants issued with purchase of Series D Preferred Stock	42	9	51	5	13	18
Warrants issued with line of credit	-	-	-	-	10	10
Contingent Warrants issued	-	-	-	28	70	98
Total	42	9	51	33	93	126

A summary of the outstanding warrants is as follows:

	December 31, 2015		December 31, 2014
	Warrants	Weighted Average Exercise Price	Warrants	Weighted Average Exercise Price
Outstanding at beginning of period	172	$ 36	62	$ 37
Issued	51	$ 35	126	$ 35
Exercised		$		$
Expired	(17)	$ 29	(16)	$ 29
Outstanding at end of period	206	$ 33	172	$ 36
Exercisable at end of period	206	$ 33	172	$ 36

A summary of the status of the warrants outstanding as of December 31, 2015 is as follows:

Number of Warrants Outstanding and Exercisable	Weighted Average Remaining Life	Weighted Average Exercise Price per share
43	1.32	$ 29
14	0.90	$ 38
145	1.26	$ 35
4	2.83	$ 16
206	1.36	$ 33

At December 31, 2015, 206 shares of common stock were reserved for issuance upon exercise of outstanding warrants.